CONTINGENT LIABILITIES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 470
2018	287
Operating Leases, Future Minimum Payments Due	757
Minimum Facilities Lease Payments [Member]
Operating Leased Assets [Line Items]
2017	457
2018	287
Operating Leases, Future Minimum Payments Due	744
Minimum Vehicles Lease Payments [Member]
Operating Leased Assets [Line Items]
2017	13
2018	0
Operating Leases, Future Minimum Payments Due	$ 13